CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Operating activities
Net income (loss) for the period	$ (81,614)	$ 121,461	$ 32,475	$ 244,153
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	67,104	48,145	188,268	122,651
Future income and mining taxes	(73,348)	33,176	(47,434)	46,702
Loss on Goldex Mine	298,183		298,183
Loss (gain) on sale and write-down of available-for-sale securities and derivative financial instruments	6,865	(5,407)	(97)	(9,582)
Gain on acquisition of Comaplex		(57,526)		(57,526)
Stock-based compensation	10,183	9,376	37,951	35,711
Foreign currency translation loss (gain)	(21,420)	17,685	(4,642)	9,159
Other	7,572	3,968	17,464	11,040
Changes in non-cash working capital balances
Trade receivables	(13,958)	(18,459)	34,170	9,757
Income taxes payable	6,971	(14,443)	(5,536)	252
Other taxes recoverable	(4,857)	(12,585)	14,582	(22,766)
Inventories	(12,631)	(30,303)	(66,893)	(71,912)
Other current assets	(18,710)	7,406	(43,208)	(3,198)
Interest payable	10,047	9,692	10,112	17,915
Accounts payable and accrued liabilities	17,183	44,643	66,039	60,538
Cash provided by operating activities	197,570	156,829	531,434	392,894
Investing activities
Additions to property, plant and mine development	(164,003)	(174,058)	(375,254)	(403,638)
Decrease (increase) in short-term investments	(481)	(1,895)	3,624	(1,721)
Net proceeds on sale of available-for-sale securities and other		12,623	9,330	14,004
Purchases of available-for-sale securities	(83,533)	(418)	(90,818)	(6,708)
(Increase) decrease in restricted cash	245	(50)	(784)	(1,890)
Cash used in investing activities	(247,772)	(163,798)	(453,902)	(399,953)
Financing activities
Dividends paid	(23,571)		(72,704)	(26,830)
Repayment of capital lease obligations	(2,564)	(2,664)	(9,803)	(12,776)
Proceeds from long-term debt	125,000	70,000	205,000	1,271,000
Repayment of long-term debt	(75,000)	(90,000)	(205,000)	(1,271,000)
Sale-leaseback financing		3,856		6,861
Credit facility financing cost	(2,494)	(187)	(2,494)	(12,675)
Proceeds from common shares issued	7,735	19,526	23,085	33,883
Cash provided by (used in) financing activities	29,106	531	(61,916)	(11,537)
Effect of exchange rate changes on cash and cash equivalents	(1,429)	(177)	(751)	(492)
Net increase (decrease) in cash and cash equivalents during the period	(22,525)	(6,615)	14,865	(19,088)
Cash and cash equivalents, beginning of period	132,950	147,807	95,560	160,280
Cash and cash equivalents, end of period	110,425	141,192	110,425	141,192
Supplemental cash flow information:
Interest paid	5,439	3,534	31,743	16,964
Income, mining and capital taxes paid	$ 39,720	$ 16,028	$ 89,476	$ 17,525